Financial instruments per category - Other financial liabilities at amortized cost (Details) - Financial liabilities at amortised cost, category - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 8,579	$ 14,115
Advance invoiced customers
Disclosure of financial liabilities [line items]
Other financial liabilities	1,694	5,447
Accounts payable
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 6,885	$ 8,668